FUNDING DEBTS - Liabilities to Individual Investors and Institutional Funding Partners (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
FUNDING DEBTS
Aggregate amount funded from funding sources	$ 2,798,030	¥ 18,204,825	¥ 15,432,174	¥ 5,752,255
Collateral Pledge
FUNDING DEBTS
Financing receivables pledged as collaterals		¥ 0	¥ 16,400
Liabilities to Individual Investors - Juzi Licai
FUNDING DEBTS
Term	24 months	24 months	12 months
Weighted average interest rate		7.60%	8.30%
Aggregate amount funded from funding sources		¥ 9,253,400	¥ 5,331,100
Liabilities to Institutional Funding Partners
FUNDING DEBTS
Weighted average interest rate		7.70%	8.30%
Aggregate amount funded from funding sources		¥ 1,157,700	¥ 1,302,700